INCOME TAXES - Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in valuation allowance
Balance at beginning of period	$ (13,425)	$ (7,278)
Charges to expenses	(25,934)	(6,147)
Balance at ending of period	$ (39,359)	$ (13,425)